Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	Capital stock USD ($)	Capital stock MXN ($)	Treasury shares USD ($)	Treasury shares MXN ($)	Contribution for future capital increases MXN ($)	Legal reserve USD ($)	Legal reserve MXN ($)	Additional paid-in capital USD ($)	Additional paid-in capital MXN ($)	Retained earnings (Accumulated losses) USD ($)	Retained earnings (Accumulated losses) MXN ($)	Remeasurement of employee benefits USD ($)	Remeasurement of employee benefits MXN ($)	Cash flow hedges USD ($)	Cash flow hedges MXN ($)	Exchange differences on translation of foreign operations USD ($)	Exchange differences on translation of foreign operations MXN ($)	USD ($)	MXN ($)
Balance as of beginning of the year at Dec. 31, 2014		$ 2,973,559		$ (114,789)	$ 1		$ 38,250		$ 1,786,790		$ (55,783)		$ (1,482)		$ (156,766)				$ 4,469,780
Exercise of stock options				23,461															23,461
Long-term incentive plan cost									4,250										4,250
Net (loss) income for the period											2,463,870								2,463,870
Other comprehensive (loss) income items													(822)		(135,708)				(136,530)
Total comprehensive (loss) income											2,463,870		(822)		(135,708)				2,327,340
Balance as of end of the year at Dec. 31, 2015		2,973,559		(91,328)	1		38,250		1,791,040		2,408,087		(2,304)		(292,474)				6,824,831
Treasury shares				(17,025)					17,025
Exercise of stock options				17,536															17,536
Forfeited shares from incentive plan				963					(963)
Long-term incentive plan cost				6,489					(6,489)
Net (loss) income for the period											3,519,489								3,519,489
Other comprehensive (loss) income items													(310)		437,286		$ (4,756)		432,220
Total comprehensive (loss) income											3,519,489		(310)		437,286		(4,756)		3,951,709
Balance as of end of the year at Dec. 31, 2016		2,973,559		(83,365)	1		38,250		1,800,613		5,927,576		(2,614)		144,812		(4,756)		10,794,076
Legal reserve increase							252,928				(252,928)
Treasury shares				(10,108)					10,108
Exercise of stock options				638															638
Long-term incentive plan cost				7,801					(6,193)										1,608
Net (loss) income for the period											(594,599)							$ (30,129)	(594,599)
Other comprehensive (loss) income items													(1,243)		(30,131)		(7,178)	(1,954)	(38,552)
Total comprehensive (loss) income											(594,599)		(1,243)		(30,131)		(7,178)	(32,083)	(633,151)
Balance as of end of the year at Dec. 31, 2017	$ 150,671	$ 2,973,559	$ (4,309)	$ (85,034)	$ 1	$ 14,754	$ 291,178	$ 91,436	$ 1,804,528	$ 257,408	$ 5,080,049	$ (195)	$ (3,857)	$ 5,811	$ 114,681	$ (605)	$ (11,934)	$ 514,971	$ 10,163,171